October 20, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     MERRILL LYNCH FEDERAL SECURITIES
     TRUST
     File No. 2-92366

Dear Sirs:

In accordance with the provisions of Rule
24f-2 under the Investment Company Act of
1940, Merrill Lynch Federal Securities Trust
(the "Fund") hereby files its Rule 24f-2
Notice (the "Notice").

1. The Notice is being filed for the fiscal year ended August 31, 1995 (the "Fiscal Year").

2. 63,272,790 shares of beneficial interest of the Fund which had been registered under the Securities Act of 1933
   (the "Securities Act") other than pursuant to Rule 24f-2 remained unsold at the beginning of the Fiscal Year.

3. 139,365,173 shares of beneficial interest were registered under the Securities Act during the Fiscal Year other than pursuant to Rule 24f-2.

4. 58,605,186 shares of beneficial interest were sold during the Fiscal Year.*








_______________
*Of this amount, 30,530,411 Class A shares were sold at an aggregate price of $282,073,169, 21,572,051 Class B shares were sold at an aggregate price of
$201,569,458, 1,942,998 Class C shares
were sold at an aggregate price of
$18,329,377 and 4,559,726 Class D shares
were sold at an aggregate price of
$42,871,930. The aggregate sale price of all shares of beneficial interest sold during the fiscal year was $544,843,934.

5. No shares of beneficial interest were sold during the Fiscal Year in reliance upon registration pursuant to Rule 24f-2.


Please direct any questions relating to this Notice to Michael J. Hennewinkel, Merrill
Lynch Asset Management, P.O. Box 9011,
Princeton, NJ 08543, (609) 282-2024 or to
Laurin Blumenthal Kleiman at Brown & Wood,
One World Trade Center, New York, New York
10048, (212) 839-5525.

Very truly yours,

MERRILL LYNCH FEDERAL SECURITIES
TRUST





By /s/ Michael J. Hennewinkel
   - - - - - - - - - - -
     Michael J. Hennewinkel
        Secretary